Parametric Tax-Managed International Equity Fund

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2016

The following changes are effective immediately:

1.	The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Class C	Institutional Class
Management Fees(2)	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%
Expense Reimbursement(2)(3)	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	2.00%	1.00%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed International Equity Portfolio (the “Portfolio”), the Fund’s master Portfolio.

(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2015.

(3)	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Investor Class shares, 2.00% for Class C shares and 1.00% for Institutional Class shares. This expense reimbursement will continue through February 28, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$127	$435	$765	$1,698	$127	$435	$765	$1,698
Class C shares	$303	$665	$1,153	$2,499	$203	$665	$1,153	$2,499
Institutional Class shares	$102	$357	$632	$1,416	$102	$357	$632	$1,416

2.	The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Timothy C. Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Portfolio since November 2016.

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Portfolio since June 2014.

Thomas C. Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2012.

3.	The following replaces the investment advisory fee schedule under “Management.” in “Management and Organization”:

Under its investment advisory agreement with the Portfolio, BMR receives a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%

* Pursuant to a fee reduction agreement dated November 1, 2016, BMR contractually agreed to reduce its investment advisory fee as stated above.  These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, BMR received a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%

* Pursuant to a fee reduction agreement effective May 1, 2012.

4.	The following replaces the fourth paragraph under “Management.” in “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric who are primarily responsible for the day-to-day management of the Portfolio. The members of the team are Timothy C. Atwill, Paul W. Bouchey and Thomas C. Seto. Mr. Atwill has been a portfolio manager of the Portfolio since November 2016, Mr. Bouchey has been a portfolio manager of the Portfolio since June 2014 and Mr. Seto has been a portfolio manager of the Portfolio since May 2012.  Mr. Atwill has held the position of Head of Investment Strategy at Parametric’s Seattle Investment Center since November 2014 and previously co-led the investment strategy team at Parametric for more than five years.  Mr. Bouchey has held the position of Chief Investment Officer at Parametric’s Seattle Investment Center since May 2015 and previously led the research team at Parametric for more than five years. Mr. Seto has held the position of Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years.   Each of Messrs. Atwill, Bouchey and Seto also manages other Eaton Vance funds.

November 1, 2016	22777 11.1.16

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Parametric Tax-Managed International Equity Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Parametric Tax-Managed International Equity Fund		Investor Class	Class C	Institutional Class
Management Fees	[1]	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		1.43%	2.18%	1.18%
Expense Reimbursement	[1],[2]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	2.00%	1.00%
[1]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective November 1, 2016, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2015.
[2]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Investor Class shares, 2.00% for Class C shares and 1.00% for Institutional Class shares. This expense reimbursement will continue through February 28, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Parametric Tax-Managed International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	127	435	765	1,698
Class C	303	665	1,153	2,499
Institutional Class	102	357	632	1,416

Expense Example, No Redemption - Parametric Tax-Managed International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	127	435	765	1,698
Class C	203	665	1,153	2,499
Institutional Class	102	357	632	1,416

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed International Equity Portfolio (the "Portfolio"), the Fund's master Portfolio.